Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Variable Interest Entities

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2010 and 2011:

	Consolidated VIEs	Significant unconsolidated VIEs
2010	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,024	—	—
Asset-backed securitizations	355	1,253	40
Investments in securitization products	101	—	—
Investment funds	568	2,778	401
Trust arrangements and other	—	932	381

Total	3,048	4,963	822

	Consolidated VIEs	Significant unconsolidated VIEs
2011	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,085	—	—
Asset-backed securitizations	511	680	44
Investments in securitization products	94	—	—
Investment funds	684	1,841	266
Trust arrangements and other	176	—	—

Total	3,550	2,521	310

Unconsolidated VIEs
Schedule of Variable Interest Entities

Assets on balance sheets related to unconsolidated VIEs:	2010	2011
	(in billions of yen)
Trading account assets	57	72
Investments	367	201
Loans	16	59

Total	440	332

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2010	2011
	(in billions of yen)
Due to trust accounts	551	—
Trading account liabilities	1	1
Payables under securities lending transactions	—	23

Total	552	24

Maximum exposure to loss	822	310